FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	$ (112,000,000)	$ (238,000,000)
Loans held-for-sale
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	(2,000,000)	(79,000,000)
Other real estate owned
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	(5,000,000)	(17,000,000)
Loans
Nonrecurring fair value changes included in earnings
Nonrecurring fair value measurements included in earnings	(105,000,000)	(142,000,000)
Nonrecurring | Level 3
Valuation techniques and inputs
Total assets	3,263,000,000	4,003,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Price-based
Valuation techniques and inputs
Total assets	2,413,000,000	3,486,000,000
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Minimum
Valuation techniques and inputs
Price	0.00	0.00
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Maximum
Valuation techniques and inputs
Price	100.00	100.00
Nonrecurring | Level 3 | Loans held-for-sale | Price-based | Weighted Average
Valuation techniques and inputs
Price	93.08	81.05
Nonrecurring | Level 3 | Discount to price | Price-based
Valuation techniques and inputs
Total assets		$ 90,000,000
Nonrecurring | Level 3 | Other real estate owned | Price-based
Valuation techniques and inputs
Total assets	59,000,000
Nonrecurring | Level 3 | Other real estate owned | Price-based | Minimum
Valuation techniques and inputs
Price	$ 64.65
Discount to price (as a percent)	0.34%	0.34%
Appraised Value		$ 0
Nonrecurring | Level 3 | Other real estate owned | Price-based | Maximum
Valuation techniques and inputs
Price	$ 74.39
Discount to price (as a percent)	13.00%	13.00%
Appraised Value		$ 8,518,230
Nonrecurring | Level 3 | Other real estate owned | Price-based | Weighted Average
Valuation techniques and inputs
Price	$ 66.21
Discount to price (as a percent)	3.10%	2.86%
Appraised Value		$ 3,813,045
Nonrecurring | Level 3 | Appraised value | Price-based
Valuation techniques and inputs
Total assets		2,000,000
Nonrecurring | Level 3 | Loans | Price-based
Valuation techniques and inputs
Total assets	$ 135,000,000	$ 87,000,000
Nonrecurring | Level 3 | Loans | Price-based | Minimum
Valuation techniques and inputs
Discount to price (as a percent)	0.25%	13.00%
Appraised Value	$ 25.80
Nonrecurring | Level 3 | Loans | Price-based | Maximum
Valuation techniques and inputs
Discount to price (as a percent)	13.00%	34.00%
Appraised Value	$ 26,400,000.00
Nonrecurring | Level 3 | Loans | Price-based | Weighted Average
Valuation techniques and inputs
Discount to price (as a percent)	8.34%	7.99%
Appraised Value	$ 6,462,734.68
Nonrecurring | Level 3 | Loans | Cash flow
Valuation techniques and inputs
Total assets	431,000,000
Nonrecurring | Level 3 | Loans | Cash flow | Minimum
Valuation techniques and inputs
Price	3.25
Nonrecurring | Level 3 | Loans | Cash flow | Maximum
Valuation techniques and inputs
Price	105.00
Nonrecurring | Level 3 | Loans | Cash flow | Weighted Average
Valuation techniques and inputs
Price	59.61
Nonrecurring | Level 3 | Loans | Recovery Analysis
Valuation techniques and inputs
Total assets	197,000,000	$ 157,000,000
Nonrecurring | Level 3 | Loans | Recovery Analysis | Minimum
Valuation techniques and inputs
Forward price (as a percent)	2.90
Recovery rate (as a percent)		11.79%
Nonrecurring | Level 3 | Loans | Recovery Analysis | Maximum
Valuation techniques and inputs
Forward price (as a percent)	210.00
Recovery rate (as a percent)		60.00%
Nonrecurring | Level 3 | Loans | Recovery Analysis | Weighted Average
Valuation techniques and inputs
Forward price (as a percent)	$ 156.78
Recovery rate (as a percent)		23.49%